Annual Total Returns[BarChart] - AST Academic Strategies Asset Allocation Portfolio - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.66%)	12.57%	9.97%	3.82%	(3.22%)	6.33%	12.58%	(8.13%)	16.05%	4.22%